NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Feb. 28, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Reconcilation of Basic and Diluted Earnings per Share

The following table illustrates the dilutive impact on net income (loss) per share including the effect of outstanding options and warrants:

	Year Ended
	February 28, 2013	February 29, 2012
Basic Net Income (Loss) per share
Net Income (Loss) applicable to shareholders	(54,749)	(33,481)
Weighted average number of shares outstanding	37,495,818	35,506,689

Net Income (Loss) per share	$(1.46)	$(0.94)

Diluted Net Income (Loss) per share
Net Income (Loss)	(54,749)	(33,481)
Weighted average number of shares outstanding	37,495,818	35,506,689
Dilutive effect of warrants	-	-
Dilutive effect of stock options	-	-

Adjusted weighted average number of shares outstanding	37,495,818	35,506,689

Net Income (Loss) per share	$(1.46)	$(0.94)